PNC MULTI-FACTOR SMALL CAP GROWTH FUND
PNC MULTI-FACTOR SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. Purchases of Class A Shares may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 154 and in the "Additional Purchase and Redemption Information" section on of the Fund's Statement of Additional Information on page 65.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PNC MULTI-FACTOR SMALL CAP GROWTH FUND	CLASS A		CLASS C		CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	[1]	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	1.00%	[2]	1.00%	[3]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none		none		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none		none		none
Exchange Fee	none		none		none
[1]	A sales charge is not charged on purchases of Class A Shares in the amount of $1,000,000 or more.
[2]	This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.
[3]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the valueof your investment)
Annual Fund Operating Expenses - PNC MULTI-FACTOR SMALL CAP GROWTH FUND		CLASS A		CLASS C	CLASS I
Management Fees	[1]	0.75%		0.75%	0.75%
Distribution (12b-1) Fees		0.05%	[2]	0.75%	none
Other Expenses		0.55%		0.55%	0.30%
Shareholder Servicing Fees		0.25%		0.25%	none
Other		0.30%		0.30%	0.30%
Total Annual Fund Operating Expenses		1.35%		2.05%	1.05%
Fee Waiver and Expense Reimbursement	[3]	0.20%		0.20%	0.20%
Total Annual Fund Operating Expenses After Expense Reimbursement	[3]	1.15%		1.85%	0.85%
[1]	Expense information has been restated to reflect fees effective September 28, 2017.
[2]	The Fund may reimburse expenses incurred by PNC Funds Distributor, LLC (the "Underwriter") up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees (the "Board") has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 28, 2018, at which time the Board will determine whether to renew, revise, or discontinue it, except that it may be terminated by the Board at any time.
[3]	PNC Capital Advisors, LLC the Fund's investment adviser (the "Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.15%, 1.85%, and 0.85% for Class A, Class C, and Class I Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, and dividend expenses related to short sales. This expense limitation continues through September 28, 2018, at which time the Adviser will determine whether to renew, revise, or discontinue it, except that it may be terminated by the Board at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived, or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit that was in effect at the time the Adviser paid, waived, or reimbursed the amount being repaid by the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C, or Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one-year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - PNC MULTI-FACTOR SMALL CAP GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS A	661	946	1,251	2,117
CLASS C	288	623	1,085	2,363
CLASS I	87	314	560	1,265

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS C | USD ($)	188	623	1,085	2,363

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund primarily invests in stocks of small-cap companies. Stocks include, for example, common stocks, preferred stocks, and American Depositary Receipts. The Fund defines a small-cap company as one whose market capitalization at the time of purchase falls approximately (i) within the market capitalization range of companies in the Russell 2000® Growth Index or (ii) below the average, for the past three years, of the highest-market capitalization company within the Russell 2000® Growth Index as of December 31. Using an analytical process together with fundamental research methods, the Adviser assesses the performance potential of companies and buys stocks of those companies that it believes offer the best prospects for superior performance.

PNC Capital Advisors, LLC (the "Adviser") assesses a company's prospects for growth by reviewing and analyzing small-cap companies individually. The Fund may invest in initial public offerings ("IPOs"), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs. The Fund may also invest in foreign stocks in keeping with the Fund's objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small-cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

PRINCIPAL RISKS

Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions. Investment models, such as quantitative and algorithmic models, may prove to be unsuccessful and may not perform as expected for a variety of reasons. For example, human judgment plays a role in building, utilizing, testing, and modifying the financial algorithms and formulas used in these models. In addition, the data, which is typically supplied by third parties, can be imprecise or become stale due to new events or changing circumstances. The success of models or factor-driven processes that are predictive in nature is dependent largely upon the accuracy, predictive value and reliability of the supplied data, including historical data. Certain low probability events or factors that are assigned little weight may occur or prove to be more likely or more relevant than expected, for short or extended periods of time. Market performance can be affected by non-quantitative factors (for example, investor fear or over-reaction or other emotional considerations) that are not easily integrated into quantitative analysis. Investment models also involve the risk that construction and implementation (including, for example, data problems, and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have adversely impacted the Fund. Investment models may use simplifying assumptions that can limit their effectiveness.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Growth Investing Risk. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.

IPO Risk. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO, and the Fund may hold securities purchased in an IPO for a very short period of time. As a result, the Fund's investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

Issuer Risk. The value of the Fund's investments may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, in addition to the historical and prospective earnings of the issuer and the value of its assets.

Management and Operational Risk. The Fund is subject to management risk because it is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Cyber-attacks, disruptions, or failures that affect the Fund's service providers, the Fund's counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund's net asset value ("NAV") or processing redemptions.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. Markets may, in response to governmental actions or intervention, political, economic, or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Portfolio Turnover Risk. It is anticipated that Equity Funds that use quantitative strategies will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Small Company Risk. Small-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. It may be harder to dispose of small-capitalization company stocks, which can reduce their values or the prices at which they may be sold to the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class C, and Class I Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class I Shares and does not reflect the deduction of any sales charges applicable to Class A or Class C Shares. If sales charges applicable to Class A or Class Shares had been reflected, the returns would be less than those shown below. The performance of Class A and Class C Shares will also differ due to differences in expenses. The returns in the table reflect the deduction of any applicable sales charges. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/performance/all/class_i/default.fs or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter	18.45%	(12/31/10)
Worst Quarter	-24.54%	(12/31/08)
The Fund's year-to-date total return for Class I Shares through June 30, 2017 was 6.47%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2016)
Average Annual Returns - PNC MULTI-FACTOR SMALL CAP GROWTH FUND		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I		10.12%	15.70%	8.38%
CLASS A		3.73%	14.11%	7.50%
CLASS C		8.07%	14.59%	7.67%
After Taxes on Distributions | CLASS I	[1]	10.12%	15.32%	8.16%
After Taxes on Distributions and Sale of Fund Shares | CLASS I	[1]	5.73%	12.65%	6.83%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		11.32%	13.74%	7.76%
[1]	After-tax returns are shown for Class I Shares only. After-tax returns for Class A and Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.